Investment Objectives and Goals - Global X Funds - Global X Morningstar Capital Allocation Leaders ETF	Jul. 21, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Global X Morningstar Capital Allocation Leaders ETF(formerly known as Global X Conscious Companies ETF)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X Morningstar Capital Allocation Leaders ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® US Capital Allocation Leaders Index (the "Underlying Index").